Segment Reporting - Financial Information by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue (note 5)	$ 1,421.1	$ 1,131.5	$ 1,096.3
Operating expense	274.8	229.8	219.3
Depreciation and amortization	353.9	254.3	245.8
General and administrative	65.4	33.1	31.6
Operating leases	150.5
Total segment adjusted EBITDA	922.5
Eliminations and other	(1.3)
Goodwill impairment (note 10)	117.9	0.0	0.0
Interest expense	191.6	218.9	212.1
Interest income	(5.0)
Income tax expense	16.6	1.2	$ 0.6
Loss on derivative instruments	35.5
Other expenses	8.6
Gain on contingent consideration asset	(6.8)
Loss on foreign currency repatriation	18.7
Loss on sale	0.2
Consolidated net earnings before taxes	209.2
Total assets	9,289.1	$ 7,917.0
Elimination and Other [Member]
Segment Reporting Information [Line Items]
Operating expense	0.0
Depreciation and amortization	0.0
General and administrative	(8.1)
Operating leases	0.0
Goodwill impairment (note 10)	0.0
Interest expense	(3.9)
Interest income	0.0
Income tax expense	0.0
Containership Leasing [Member]
Segment Reporting Information [Line Items]
Revenue (note 5)	1,222.8
Total segment adjusted EBITDA	795.5
Goodwill impairment (note 10)	0.0
Total assets	8,475.4
Capital expenditures	848.1
Containership Leasing [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue (note 5)	1,222.8
Operating expense	243.4
Depreciation and amortization	288.1
General and administrative	36.6
Operating leases	147.3
Goodwill impairment (note 10)	0.0
Interest expense	176.0
Interest income	(1.4)
Income tax expense	1.0
Mobile Power Generation [Member]
Segment Reporting Information [Line Items]
Revenue (note 5)	198.3
Total segment adjusted EBITDA	127.0
Goodwill impairment (note 10)	117.9
Total assets	829.9
Capital expenditures	17.6
Mobile Power Generation [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue (note 5)	198.3
Operating expense	31.4
Depreciation and amortization	65.8
General and administrative	36.9
Operating leases	3.2
Goodwill impairment (note 10)	117.9
Interest expense	19.5
Interest income	(3.6)
Income tax expense	15.6
Elimination And Other
Segment Reporting Information [Line Items]
Total assets	$ (16.2)